CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net (loss)/profit	$ 2,630	$ (23,273)	$ (13,536)
Item that may be reclassified subsequent to profit or loss:
Foreign currency translation adjustment	(1,309)
Comprehensive loss	1,321	(23,273)	(13,536)
Comprehensive loss attributable to non-controlling interest	1,106
Comprehensive loss attributable to Amber International Holding Limited's ordinary shareholders, net of tax US$nil	2,427	(23,273)	(13,536)
Total comprehensive (loss)/income attributable to:
Owners of Amber International Holding Limited	2,427	(23,273)	(13,536)
Non-controlling interest	(1,106)
Comprehensive loss	$ 1,321	$ (23,273)	$ (13,536)
Net (loss)/profit from continued operations per ADS attributable to Amber International Holding Limited
- Basic	$ 0.0538	$ (0.3756)	$ (0.2184)
- Diluted	0.0538	$ (0.3756)	$ (0.2184)
Net loss from discontinued operations per ADS attributable to Amber International Holding Limited
- Basic	(0.0105)
- Diluted	$ (0.0105)